1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (58.38%) Residential (43.65%)
A&D Mortgage Trust, Series 2025-NQM5, Class B1(b)(c)	6.87%	12/25/70		$2,082,000	$2,082,833
A&D Mortgage Trust, Series 2026-NQM1, Class B1(b)(c)	6.52%	01/25/30		1,794,000	1,795,256
ABL, Series 2025-RTL1, Class A2	8.02%	06/25/30		1,574,000	1,590,842
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(c)(d)	1M CME TERM SOFR + 0.49%	08/25/36		684,824	554,639
AIMS, Series 2007-1, Class B(c)	1M BBSW + 0.57%	07/10/38	A$	543,609	313,218
Alba PLC, Series 2007-1, Class C(c)(d)	SONIA IR + 0.41%	03/17/39		£1,411,156	1,831,124
Alternative Loan Trust, Series 2007-21CB, Class 2A3(c)	1M CME TERM SOFR + 0.61%	09/25/37		$993,082	259,393
Alternative Loan Trust, Series 2007-21CB, Class 2A4(c)(e)	5.49% - 1M CME TERM SOFR	09/25/37		917,963	87,298
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(c)	1M CME TERM SOFR + 0.95%	03/25/36		711,158	844,927
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M7(c)	1M CME TERM SOFR + 1.94%	07/25/35		533,603	643,099
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)(d)	7.96%	05/25/40		750,000	761,250
Angel Oak Mortgage Trust, Series 2019-6, Class B2(b)(c)	5.04%	12/25/23		846,000	824,089
Angel Oak Mortgage Trust, Series 2025-HB1, Class M1(b)(c)	30D US SOFR + 2.40%	02/25/55		905,000	915,317
Angel Oak Mortgage Trust, Series 2025-HB1, Class M2(b)(c)	30D US SOFR + 2.70%	02/25/55		750,000	758,625
Angel Oak Mortgage Trust, Series 2025-HB1, Class M3(b)(c)	30D US SOFR + 3.05%	02/25/55		1,077,000	1,090,786
Angel Oak Mortgage Trust, Series 2025-HB2, Class B1(b)(c)	30D US SOFR + 3.75%	12/25/55		1,327,000	1,337,218
Angel Oak Mortgage Trust, Series 2025-HB2, Class M1(b)(c)	30D US SOFR + 2.15%	12/25/55		1,794,000	1,814,810
Angel Oak Mortgage Trust, Series 2025-HB2, Class M2(b)(c)	30D US SOFR + 2.45%	12/25/55		2,242,000	2,247,605
Archwest Mortgage Trust, Series 2025-RTL1, Class A2(b)(d)(f)	5.64%	03/25/28		1,430,000	1,433,861
Archwest Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)(d)	6.81%	03/25/28		1,986,000	2,001,292
Argent Securities Trust, Series 2006-W2, Class A2B(c)	1M CME TERM SOFR + 0.49%	03/25/36		1,160,097	594,666
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(c)(d)	1M CME TERM SOFR + 0.80%	01/25/36		1,355,404	1,375,058
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(c)	1M CME TERM SOFR + 0.56%	03/25/36		635,286	560,767
Atlas Funding PLC, Series 2023-1, Class F(c)	N/A(g)	01/25/61		£402,000	571,962
Atlas Funding PLC, Series 2025-1, Class E(c)(d)	SONIA IR + 4.00%	02/20/30		768,000	1,090,916
Banc of America Funding, Series 2007-5, Class CA8(c)(e)	5.35% - 1M CME TERM SOFR	07/25/37		$2,057,991	155,790
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(c)(d)	1M CME TERM SOFR + 0.57%	01/25/37		799,673	752,732
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A2A(c)	1M CME TERM SOFR + 0.59%	04/25/37		790,904	740,919
Bellemeade Re, Ltd., Series 2025-1, Class B1(b)(c)(d)	30D US SOFR + 5.05%	10/25/35		750,000	761,400
Bellemeade Re, Ltd., Series 2025-1, Class M1C(b)(c)(d)	30D US SOFR + 3.25%	10/25/35		1,749,000	1,784,854
Bellemeade Re, Ltd., Series 2025-1, Class M2(b)(c)(d)	30D US SOFR + 3.90%	10/25/35		750,000	772,800
BFLIP , Series 2025-RTL1, Class A1(b)(f)	5.69%	05/25/28		4,484,000	4,494,762
BFLIP , Series 2025-RTL1, Class A2(b)(f)	7.64%	05/25/28		2,242,000	2,248,053
Bletchley Park Funding PLC, Series 2024-1, Class E(c)	SONIA IR + 4.12%	07/27/28		£430,000	590,363
Braccan Mortgage Funding 2025-1 PLC, Series 2025-1A, Class X(b)(c)(d)	SONIA IR + 3.93%	02/17/29		615,356	849,818
Brants Bridge PLC, Series 2023-1, Class E(c)	SONIA IR + 4.25%	09/14/26		915,000	1,260,874
Brean Asset Backed Securities Trust, Series 2025-RM13, Class A1(b)(d)	4.25%	01/25/30		$774,087	748,619
Brean Asset Backed Securities Trust, Series 2026-RM14, Class A1(b)	4.25%	01/25/31		1,104,000	1,071,101
CAFL Issuer LP, Series 2025-RRTL2, Class M1(b)(d)	6.79%	05/25/28		2,773,000	2,793,797

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(c)	1M CME TERM SOFR + 0.61%	02/25/37	$745,621	$575,023
Castell PLC, Series 2023-1, Class F(c)(d)	SONIA IR + 8.00%	05/25/55	£527,000	748,801
Castell PLC, Series 2023-1, Class G(c)(d)	N/A(g)	05/25/55	1,014,000	1,443,961
Castell PLC, Series 2023-2, Class F(c)(d)	SONIA IR + 7.85%	11/25/55	821,000	1,190,039
Castell PLC, Series 2023-2, Class G(c)	SONIA IR + 9.90%	11/25/55	407,000	587,494
Castell PLC, Series 2025-1, Class X1(c)(d)	SONIA IR + 4.15%	01/27/29	442,191	610,916
C-BASS, Series 2007-CB4, Class A1B(c)	1M CME TERM SOFR + 0.29%	04/25/37	$1,646,529	826,064
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1(b)(f)	5.38%	07/25/28	4,647,000	4,660,941
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A2(b)(f)	6.41%	07/25/28	870,000	872,523
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class M(b)(f)	8.54%	07/25/28	1,927,000	1,942,416
Chetwood Funding PLC, Series 2025-1, Class E(c)(d)	SONIA IR + 3.50%	07/27/58	£3,230,000	4,429,275
Chetwood Funding PLC, Series 2025-1, Class X(d)	N/A(g)	07/27/58	3,230,000	4,177,109
Clavel Residential 4 DAC, Series 2025-1X, Class D(c)(d)	3M EUR L + 2.50%	10/28/66	€2,476,000	2,842,015
Clavel Residential 4 DAC, Series 2025-1X, Class E(c)(d)	3M EUR L + 3.50%	10/28/66	3,299,000	3,650,822
Clavel Residential 4 DAC, Series 2025-1X, Class F(c)(d)	3M EUR L + 4.00%	10/28/66	5,502,000	5,992,124
COLT Mortgage Loan Trust, Series 2022-2, Class B1(b)(c)(d)	3.95%	02/25/67	$1,042,000	887,888
COLT Mortgage Loan Trust, Series 2025-10, Class B1(b)(c)(d)	6.86%	10/25/70	1,442,000	1,442,433
Connecticut Avenue Securities, Series 2021-R02, Class 2B2(b)(c)	30D US SOFR + 6.20%	11/25/41	2,664,000	2,764,166
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2(b)(c)	30D US SOFR + 7.00%	04/25/42	537,000	575,127
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2(b)(c)(d)	30D US SOFR + 12.00%	06/25/42	1,982,000	2,265,822
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1B2(b)(c)	30D US SOFR + 7.90%	01/25/43	1,197,000	1,323,403
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(c)(d)	30D US SOFR + 6.35%	04/25/43	626,000	695,987
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B2(b)(c)	30D US SOFR + 5.90%	07/25/43	687,000	753,982
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2(b)(c)	30D US SOFR + 4.00%	01/25/44	1,875,000	1,988,437
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2(b)(c)(d)	30D US SOFR + 3.70%	02/25/44	2,655,000	2,791,998
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	109,678	95,157
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(c)	1M CME TERM SOFR + 2.51%	02/25/35	731,834	571,928
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(c)(d)	1M CME TERM SOFR + 2.14%	08/25/35	542,918	517,889
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(c)	1M CME TERM SOFR + 0.56%	12/25/36	687,576	695,758
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class B2(b)(c)	6.87%	12/25/70	1,220,000	1,196,576
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(c)	1M CME TERM SOFR + 0.75%	08/25/47	904,277	649,633
Dilosk RMBS No 7 DAC, Series 2023-7, Class F(c)(d)	3M EUR L + 5.00%	02/26/27	€624,000	754,454
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class F(c)	9.57%	05/20/62	459,000	572,336
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class X(c)	11.92%	05/20/62	222,173	266,064
Dilosk RMBS No 9 DAC, Series 2024-9, Class X2(c)	N/A(g)	01/25/28	420,197	499,915
Domi BV, Series 2021-1, Class E(c)(d)	3M EUR L + 6.50%	06/15/53	704,000	841,321
Domi BV, Series 2023-1, Class E(c)	3M EUR L + 7.00%	02/15/28	619,000	763,321
Domi BV, Series 2024-1, Class X(c)	3M EUR L + 3.98%	09/17/29	155,307	185,693
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(b)(f)	8.02%	09/25/27	$750,000	757,725
Eagle RE, Ltd., Series 2023-1, Class M2(b)(c)	30D US SOFR + 5.20%	09/26/33	1,533,500	1,624,897
East One PLC, Series 2024-1, Class E(c)	SONIA IR + 4.50%	06/27/27	£783,000	1,094,206
East One PLC, Series 2025-1, Class F(c)(d)	SONIA IR + 4.65%	02/25/58	1,531,000	2,099,449
East One PLC, Series 2025-1, Class X(c)(d)	SONIA IR + 3.69%	02/25/58	1,995,755	2,736,765
Easy Street Mortgage Loan Trust, Series 2025-RTL1, Class A1(b)(d)(f)	6.46%	05/25/40	$1,546,000	1,564,243
EFMT, Series 2025-RTL1, Class M1(b)(c)(d)	6.39%	05/25/28	750,000	752,925
Elstree Funding No 5 PLC, Series 2024-5, Class F(c)	SONIA IR + 4.69%	03/21/28	£403,998	566,781
E-MAC Program BV, Series 2007-NL3X, Class D(c)(d)	3M EUR L + 0.50%	07/25/47	€477,158	469,493

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Eurohome UK Mortgages 2007 -1 PLC, Series 2007-1, Class B2(c)	SONIA IR + 3.22%	06/15/44	£430,000	$577,170
Eurosail 2006-2bl PLC, Series 2006-2X, Class D1C(c)(d)	SONIA IR + 0.92%	12/15/44	1,528,000	1,991,740
Eurosail 2006-3nc PLC, Series 2006-3X, Class D1A(c)(d)	3M EUR L + 0.90%	09/10/44	€1,414,000	1,555,734
Eurosail 2006-4np PLC, Series 2006-4X, Class D1C(c)(d)	SONIA IR + 0.92%	12/10/44	£645,564	833,620
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(c)	SONIA IR + 2.14%	09/13/45	389,132	495,187
Exmoor Funding PLC, Series 2024-1, Class X(c)	SONIA IR + 8.00%	06/25/28	173,053	238,847
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(c)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	519,344
FIGRE Trust, Series 2025-HE1, Class A(b)(c)(d)	5.83%	01/25/55	1,673,710	1,684,589
FIGRE Trust, Series 2025-HE2, Class A(b)(c)	5.78%	03/25/55	20,277,213	20,550,956
FIGRE Trust, Series 2025-HE3, Class E(b)(c)(d)	8.10%	05/25/55	750,000	774,375
FIGRE Trust, Series 2025-HE8, Class A(b)(c)	5.21%	11/25/55	6,360,975	6,378,150
FIGRE Trust, Series 2025-HE8, Class E(b)(c)	7.25%	11/25/55	3,587,000	3,576,239
FIGRE Trust, Series 2025-PF1, Class A(b)(c)	5.76%	06/25/55	1,042,303	1,060,439
FIGRE Trust, Series 2026-HE1, Class A(c)	4.98%	01/25/56	1,516,000	1,520,093
FIGRE Trust, Series 2026-HE1, Class E(b)(c)	6.76%	01/25/56	1,015,000	1,017,740
FIGRE Trust, Series 2026-HE1, Class F(b)(c)	7.90%	01/25/56	576,000	577,613
Finsbury Square PLC, Series 2025-1, Class E(c)(d)	SONIA IR + 3.00%	06/16/75	£3,035,000	4,162,705
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(c)(d)	1M CME TERM SOFR + 0.86%	11/25/36	$1,966,869	1,444,469
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(c)	1M CME TERM SOFR + 0.71%	01/25/36	553,358	518,219
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(c)	30D US SOFR + 5.36%	01/25/50	838,000	942,415
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(c)	30D US SOFR + 5.65%	12/25/50	1,789,000	2,061,644
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(c)	30D US SOFR + 10.11%	07/25/50	1,806,000	2,391,686
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(c)	30D US SOFR + 9.51%	09/25/50	477,000	624,584
Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2(b)(c)	30D US SOFR + 4.75%	01/25/51	1,583,000	1,787,998
Freddie Mac STACR REMIC Trust, Series 2021-DNA2, Class B2(b)(c)	30D US SOFR + 4.91%	02/25/50	2,575,000	2,862,112
Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class B2(b)(c)(d)	30D US SOFR + 11.00%	03/25/42	4,941,260	5,455,645
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class B1(b)(c)(d)	13.47%	03/25/43	2,432,000	2,776,858
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class B1(b)(c)	30D US SOFR + 7.60%	04/25/43	1,021,000	1,148,319
Fremont Home Loan Trust, Series 2004-C, Class M3(c)	1M CME TERM SOFR + 1.84%	08/25/34	170	-
FT RMBS Miravet, Series 2023-1, Class E(c)(d)	3M EUR L + 3.00%	11/26/66	€600,000	687,342
FT RMBS Miravet, Series 2023-1, Class F(c)(d)	3M EUR L + 4.00%	11/26/66	600,000	686,417
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class B1(b)(c)	6.74%	07/25/65	$1,057,000	1,062,813
GSAA Home Equity Trust, Series 2007-8, Class A4(c)	1M CME TERM SOFR + 1.31%	08/25/37	547,743	297,424
Harben Finance, Series 2022-1RA, Class G(b)(c)	SONIA IR + 4.30%	09/28/26	£391,000	537,407
Hermitage 2024 PLC, Series 2024-1, Class E(c)	SONIA IR + 3.90%	04/21/33	182,893	251,226
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(c)	1M CME TERM SOFR + 0.82%	03/25/36	$459,102	318,250
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(c)	1M CME TERM SOFR + 0.71%	03/25/36	785,930	622,221
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(c)	1M CME TERM SOFR + 0.55%	08/25/36	550,005	618,976
Home Re, Ltd., Series 2026-1, Class M1B(b)(c)(h)	30D US SOFR + 2.15%	01/25/31	3,508,000	3,526,592
Home Re, Ltd., Series 2026-1, Class M1C(b)(c)(h)	30D US SOFR + 2.60%	01/25/31	1,673,000	1,689,730
Home Re, Ltd., Series 2026-1, Class M2(b)(c)(h)	30D US SOFR + 3.20%	01/25/31	935,000	943,321
Home RE, Ltd., Series 2023-1, Class M1B(b)(c)(d)	30D US SOFR + 4.60%	10/25/33	466,012	476,544
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class M1(b)(c)	6.83%	02/25/27	1,393,000	1,407,487

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
HSI Asset Securitization Corp. Trust, Series 2007-HE1, Class 1A1(c)	1M CME TERM SOFR + 0.25%	01/25/37	$932,844	$692,450
ICAP , Series 2025-RTL1, Class A1(b)(d)(f)	6.47%	01/25/28	2,783,000	2,827,806
J.P. Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(c)	1M CME TERM SOFR + 0.67%	02/25/36	923,813	710,782
J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(c)(d)	1M CME TERM SOFR + 0.59%	07/25/36	1,145,953	1,143,317
Jeronimo Funding DAC, Series 2025-1, Class D(c)	3M EUR L + 3.00%	10/25/64	€757,000	891,093
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class D(c)	1M EUR L + 3.25%	01/26/65	557,000	662,078
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class E(c)	1M EUR L + 4.25%	01/26/65	557,000	663,995
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class F(c)	1M EUR L + 5.25%	01/26/65	749,000	917,409
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class D(c)(d)	1M EUR L + 3.25%	01/24/63	936,000	1,103,801
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class E(c)(d)	1M EUR L + 4.25%	01/24/63	1,310,000	1,546,248
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class F(c)(d)	1M EUR L + 5.25%	01/24/63	2,806,000	3,283,735
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class D(c)(d)	1M EUR L + 3.00%	06/24/78	1,942,000	2,286,002
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class E(c)(d)	1M EUR L + 4.25%	06/24/78	1,798,000	2,108,599
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class F(c)(d)	1M EUR L + 5.50%	06/24/78	623,796	728,076
Landmark Mortgage Securities No 3 PLC, Series 2007-3, Class D(c)(d)	SONIA IR + 4.12%	04/17/44	£419,293	583,645
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(c)(d)	3M EUR L + 0.84%	06/15/45	€500,000	440,403
Lehman Mortgage Trust, Series 2006-9, Class 1A5(c)(d)	1M CME TERM SOFR + 0.71%	01/25/37	$657,375	334,538
Lehman Mortgage Trust, Series 2007-5, Class 6A1(c)	1M CME TERM SOFR + 0.43%	10/25/36	3,213,280	1,167,385
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	500,000	506,000
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	500,000	503,000
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	760,000	767,144
LHOME Mortgage Trust, Series 2025-RTL2, Class M1(b)(c)	7.70%	04/25/40	750,000	757,875
LHOME Mortgage Trust, Series 2025-RTL3, Class M1(b)(c)(d)	6.89%	02/25/28	750,000	756,825
LHOME Mortgage Trust, Series 2026-RTL1, Class A1	4.91%	01/25/41	1,908,000	1,907,982
LHOME Mortgage Trust, Series 2026-RTL1, Class M1(b)	5.99%	01/25/41	784,000	783,991
London Bridge Mortgages PLC, Series 2025-1, Class F(c)(d)	SONIA IR + 4.38%	04/20/30	£1,231,000	1,694,805
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3(c)	1M CME TERM SOFR + 0.43%	11/25/36	$2,847,315	867,007
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4(c)	1M CME TERM SOFR + 0.55%	11/25/36	2,465,954	746,198
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class D(c)	1M EUR L + 3.25%	06/24/27	€475,000	562,636
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class E(c)	1M EUR L + 4.25%	06/24/27	811,000	959,856
MFA , Series 2024-RTL3, Class A2(b)(f)	6.54%	05/25/28	$752,000	760,122
Miravet 2025-1 DAC, Series 2025-1X, Class D(c)(d)	3M EUR L + 2.50%	03/28/28	€1,535,000	1,783,043
Miravet 2025-1 DAC, Series 2025-1X, Class E(c)(d)	3M EUR L + 3.50%	03/28/28	1,147,000	1,311,111
Miravet 2025-1 DAC, Series 2025-1X, Class F(c)(d)	3M EUR L + 4.00%	03/28/28	1,301,000	1,459,353
Molossus Btl PLC, Series 2024-1, Class F(c)	SONIA IR + 4.93%	04/18/61	£399,000	551,955
Molossus Btl PLC, Series 2024-1, Class X(c)	SONIA IR + 4.83%	04/18/61	131,039	182,601
Molossus Btl PLC, Series 2025-1, Class F(c)(d)	SONIA IR + 4.33%	03/17/63	1,236,000	1,694,748
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class M2(c)	1M CME TERM SOFR + 0.65%	02/25/36	$846,256	785,749
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class B1(b)(c)(d)	6.21%	09/25/70	2,255,000	2,225,910
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class B2(b)(c)(d)	7.30%	09/25/70	2,118,000	2,076,275
Mortimer 2024-Mix PLC, Series 2024-MIX, Class E(c)	SONIA IR + 5.92%	06/22/28	£815,000	1,176,096
Mortimer 2024-Mix PLC, Series 2024-MIX, Class X(c)	SONIA IR + 3.73%	06/22/28	331,395	457,480
Mulcair Securities, Series 2025-4, Class D(c)	3M EUR L + 2.00%	07/24/28	€722,000	820,247
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(c)	1M CME TERM SOFR + 0.82%	04/25/37	$1,278,164	1,255,157
New Residential Mortgage Loan Trust, Series 2025-NQM7, Class B1(b)(c)	6.86%	10/26/65	1,440,000	1,444,608
New Residential Mortgage Loan Trust, Series 2026-NQM1, Class B2(b)(c)	6.60%	11/25/65	951,000	917,144

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Newgate Funding PLC, Series 2006-3X, Class CB(c)(d)	3M EUR L + 0.45%	12/01/50	€2,237,012	$2,453,277
Newgate Funding PLC, Series 2007-1X, Class DB(c)	3M EUR L + 0.75%	12/01/50	539,307	539,860
Newgate Funding PLC, Series 2007-2X, Class E(c)	SONIA IR + 3.87%	12/15/50	£419,190	547,790
NYMT 2024-BPL2 M	8.41%	05/25/39	$3,750,000	3,853,875
NYMT Loan Trust, Series 2025-CP1, Class A2(b)(c)(d)	3.75%	11/25/69	1,048,000	986,377
NYMT Loan Trust, Series 2025-CP1, Class M1(b)(c)(d)	3.75%	11/25/69	2,168,000	2,038,354
NYMT Loan Trust, Series 2025-CP1, Class M2A(b)(c)(d)	3.75%	11/25/69	1,326,000	1,225,489
NYMT Loan Trust, Series 2024-BPL3, Class M1(c)(d)	6.90%	09/25/39	1,644,000	1,638,575
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(c)(d)	1M CME TERM SOFR + 0.94%	08/25/36	822,030	746,732
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(c)	1M CME TERM SOFR + 1.13%	07/25/35	831,971	835,465
Point Securitization Trust, Series 2025-1, Class A1(b)(d)	6.25%	05/25/28	1,395,222	1,405,826
Point Securitization Trust, Series 2025-2, Class A1(b)(d)(f)	5.75%	09/25/55	5,556,853	5,542,961
Point Securitization Trust, Series 2025-2, Class A2(b)(d)(f)	7.00%	09/25/55	2,223,000	2,212,330
Polaris PLC, Series 2023-1, Class F(c)(d)	SONIA IR + 8.25%	02/23/61	£1,499,000	2,105,869
Polaris PLC, Series 2023-2, Class F(c)	SONIA IR + 8.75%	02/27/27	403,000	578,242
Polaris PLC, Series 2024-1, Class F(c)	SONIA IR + 5.65%	02/26/28	395,000	560,380
Polaris PLC, Series 2025-1, Class X(c)(d)	SONIA IR + 3.68%	02/26/68	1,134,602	1,565,972
Polaris PLC, Series 2025-2, Class X1(c)(d)	SONIA IR + 3.45%	08/25/68	4,886,485	6,744,974
Polaris PLC, Series 2025-3, Class X1(c)(d)	SONIA IR + 3.59%	09/27/29	3,949,049	5,415,303
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.27%	11/25/35	$403,348	291,177
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(f)	3.30%	01/25/36	365,303	319,969
PRET LLC, Series 2025-NPL3, Class A1(b)(f)	6.71%	04/25/28	2,460,808	2,476,065
PRPM LLC, Series 2025-2, Class A1(b)(f)	6.47%	05/25/30	1,200,220	1,196,980
Radnor Re, Ltd., Series 2024-1, Class B1(b)(c)	30D US SOFR + 5.15%	09/25/34	150,000	156,885
Radnor Re, Ltd., Series 2024-1, Class M1B(b)(c)	30D US SOFR + 2.90%	09/25/34	1,366,880	1,375,355
RALI, Series 2007-QS9, Class A33	6.50%	07/25/37	3,871,347	3,324,713
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(c)(d)	1M CME TERM SOFR + 0.49%	05/25/46	832,131	846,859
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(c)(d)	1M CME TERM SOFR + 0.76%	07/25/36	320,677	232,106
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(c)(d)	1M CME TERM SOFR + 0.81%	07/25/36	472,766	343,937
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(c)	1M CME TERM SOFR + 0.56%	02/25/36	1,382,549	384,902
RMAC Securities No 1 PLC, Series 2006-NS4X, Class B1C(c)	3M EUR L + 0.85%	06/12/44	€375,530	423,689
Roc Mortgage Trust, Series 2024-RTL1, Class M1(c)	7.28%	04/25/27	$1,046,500	1,058,011
Rochester Financing No 3 PLC, Series 2021-3, Class E(c)	SONIA IR + 2.50%	12/18/44	£404,000	552,840
Rochester Financing No 3 PLC, Series 2021-3, Class F(c)	SONIA IR + 2.50%	12/18/44	412,000	563,167
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class B1(b)(c)	7.74%	01/25/56	$1,780,000	1,783,738
Saluda Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class M1(c)(d)	6.92%	10/25/40	1,906,000	1,919,914
Shamrock Residential 2024-1 DAC, Series 2024-1A, Class E(b)(c)(d)	1M EUR L + 4.25%	01/24/28	€712,000	835,165
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(c)	3M EUR L + 5.00%	06/20/45	507,689	589,607
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(c)(d)	1M CME TERM SOFR + 0.94%	12/25/35	$1,775,259	1,589,744
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(c)	1M CME TERM SOFR + 0.56%	05/25/36	629,818	508,452
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A3(c)	1M CME TERM SOFR + 0.32%	06/25/37	1,689,412	1,139,508
Splitero Trust, Series 2025-1, Class A1(b)(f)	5.75%	12/25/55	8,437,000	8,404,939
Splitero Trust, Series 2025-1, Class A2(b)(f)	7.00%	12/25/55	4,537,000	4,434,917
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(c)	SONIA IR + 5.00%	06/20/60	£465,000	637,142

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Stratton Mortgage Funding 2024-2 PLC, Series 2024-2X, Class E(c)	SONIA IR + 3.75%	06/28/50	£400,000	$548,134
Stratton Mortgage Funding PLC, Series 2024-3, Class E(c)(d)	SONIA IR + 3.75%	06/25/49	395,000	551,345
Stratton Mortgage Funding PLC, Series 2024-3, Class F(c)	SONIA IR + 4.75%	06/25/49	396,000	542,435
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(c)	1M CME TERM SOFR + 0.86%	10/25/35	$1,669,957	1,412,617
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(c)(d)	1M CME TERM SOFR + 0.79%	11/25/35	1,358,625	1,220,181
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(c)(d)	1M CME TERM SOFR + 0.42%	09/25/36	1,890,804	1,085,889
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-W1, Class M1(b)(c)	1M CME TERM SOFR + 0.41%	08/25/46	2,118,148	2,137,634
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class M1(c)	1M CME TERM SOFR + 0.52%	01/25/37	595,352	534,685
SYON, Series 2020-2, Class E	6.27%	12/17/27	£714,512	977,358
Together Asset Backed Securitisation 2024-2nd1 PLC, Series 2024-2ND1A, Class E(b)(c)(d)	SONIA IR + 4.73%	01/20/28	2,009,000	2,842,429
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class E(c)	SONIA IR + 3.50%	01/20/27	833,000	1,145,367
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F(c)	SONIA IR + 4.50%	01/20/27	556,000	765,180
Towd Point Mortgage Trust, Series 2018-2, Class B4(b)(c)(d)	3.28%	03/25/58	$3,285,550	2,413,894
Triangle Re, Ltd., Series 2021-2, Class B1(b)(c)	1M CME TERM SOFR + 7.61%	10/25/33	$469,000	482,835
Triangle Re, Ltd., Series 2021-3, Class B1(b)(c)	30D US SOFR + 4.95%	02/25/34	591,600	603,314
Triangle Re, Ltd., Series 2023-1, Class M1B(b)(c)(d)	30D US SOFR + 5.25%	11/25/33	1,015,000	1,051,032
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(b)(f)	6.68%	04/25/40	1,005,000	1,015,251
TVC Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	7.65%	04/25/40	750,000	756,375
TVC Mortgage Trust, Series 2026-RRTL1, Class A2	5.32%	07/25/28	802,000	804,326
Unlock HEA Trust, Series 2025-2, Class A(b)(d)	6.00%	11/25/41	2,842,962	2,832,727
Unlock HEA Trust, Series 2025-2, Class B(b)(d)	7.25%	11/25/41	1,896,000	1,870,594
Uropa Securities PLC, Series 2007-1, Class B1A(c)(d)	SONIA IR + 1.47%	10/10/40	£531,032	675,469
Uropa Securities PLC, Series 2007-1, Class B1B(c)(d)	3M EUR L + 1.35%	10/10/40	€514,921	561,830
Uropa Securities PLC, Series 2007-1, Class B2A(c)	SONIA IR + 4.12%	10/10/40	£433,748	561,349
Vecht Residential B.V., Series 2023-1, Class X2(c)(d)	3M EUR L + 5.80%	05/22/28	€635,000	801,665
VNTV 2025-RTL1 A2(b)(d)(f)	8.01%	03/25/30	$750,000	757,800
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(b)(f)	6.51%	03/25/27	1,794,000	1,821,986
Vontive Mortgage Trust, Series 2025-RTL1, Class M(b)(f)	9.50%	03/25/27	2,854,000	2,925,921
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(c)	12M US FED + 1.00%	02/25/46	207,371	323,229
Washington Mutual Asset-Backed Certificates WMABS, Series 2006-HE2, Class A3(c)	1M CME TERM SOFR + 0.41%	05/25/36	912,333	696,749
Total Residential Mortgage Backed Securities				$361,289,580

Commercial (14.73%)
20 Times Square Trust, Series 2018-20TS, Class E(b)(c)	3.10%	05/15/35	2,000,000	1,910,000
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class B(b)(c)	1M CME TERM SOFR + 1.56%	09/15/38	3,207,000	3,083,851
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(c)	1M CME TERM SOFR + 2.11%	09/15/38	2,461,000	2,334,012
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(c)	1M CME TERM SOFR + 2.86%	09/15/38	667,000	612,306
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E(b)(c)(d)	1M CME TERM SOFR + 3.86%	09/15/38	4,010,000	3,702,032
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(c)	1M CME TERM SOFR + 5.11%	09/15/38	2,500,000	2,005,500
BBCMS Mortgage Trust, Series 2021-AGW, Class A(b)(c)	1M CME TERM SOFR + 1.36%	06/15/36	1,560,000	1,522,404

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Series 2021-AGW, Class E(b)(c)(d)	1M CME TERM SOFR + 3.26%	06/15/26	$2,243,000	$2,123,448
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(c)(d)	1M CME TERM SOFR + 4.11%	06/15/36	1,361,000	1,209,113
BBSG Mortgage Trust, Series 2016-MRP, Class A(b)	3.28%	06/05/26	2,000,000	1,847,600
BPR Trust, Series 2021-WILL, Class C(b)(c)(d)	1M CME TERM SOFR + 4.11%	06/15/38	500,000	501,250
BPR Trust, Series 2021-WILL, Class E(b)(c)	1M CME TERM SOFR + 6.86%	06/15/38	500,000	501,250
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(b)	3.30%	10/10/47	564,000	105,130
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(c)	4.94%	05/10/49	1,364,000	1,360,726
COMM Mortgage Trust, Series 2014-CR18, Class E(b)	3.60%	07/15/47	844,808	785,587
COMM Mortgage Trust, Series 2019-521F, Class A(b)(c)	1M CME TERM SOFR + 1.05%	06/15/34	2,150,000	2,088,080
COMM Mortgage Trust, Series 2021-2400, Class B(b)(c)	1M CME TERM SOFR + 1.86%	12/15/38	3,304,000	3,290,123
CSMC, Series 2020-FACT, Class B(b)(c)	1M CME TERM SOFR + 2.61%	10/15/37	1,000,000	979,100
CSMC, Series 2020-FACT, Class D(b)(c)(d)	1M CME TERM SOFR + 4.32%	10/15/37	1,159,000	1,104,643
CSMC Trust, Series 2017-PFHP, Class D(b)(c)(d)	1M CME TERM SOFR + 2.30%	12/15/30	734,000	688,419
DBWF Mortgage Trust, Series 2024-LCRS, Class E(b)(c)(d)	1M CME TERM SOFR + 4.19%	04/15/29	2,000,000	2,001,400
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(c)	1M CME TERM SOFR + 4.26%	12/15/36	684,344	642,941
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A(b)(c)(d)	1M CME TERM SOFR + 1.41%	05/15/26	538,000	521,268
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class B(b)(c)	1M CME TERM SOFR + 1.86%	05/15/26	1,000,000	925,300
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(c)	1M CME TERM SOFR + 2.26%	05/15/26	567,000	507,919
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class E(b)(c)(d)	1M CME TERM SOFR + 4.19%	09/15/26	15,054,000	15,109,700
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class F(b)(c)(d)	1M CME TERM SOFR + 5.09%	09/15/26	2,303,000	2,311,291
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class E(b)(c)(d)	8.20%	07/13/30	4,239,000	4,372,952
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(c)	PRIME + 0.96%	10/15/32	124,980	127,692
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A(b)(c)	1M CME TERM SOFR + 1.61%	09/15/29	579,351	567,416
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C(b)(c)	1M CME TERM SOFR + 2.21%	09/15/29	135,000	128,439
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(c)	1M CME TERM SOFR + 2.46%	09/15/29	1,000,000	911,800
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(b)	3.50%	11/15/45	1,000,000	718,700
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(b)	3.59%	11/15/45	1,098,000	176,668
JW Trust, Series 2024-BERY, Class E(b)(c)	1M CME TERM SOFR + 3.54%	11/15/39	1,500,000	1,505,700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(c)	4.37%	10/15/48	2,660,000	2,498,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(c)(d)	4.37%	10/15/48	1,449,060	1,191,997
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(c)	1M CME TERM SOFR + 3.45%	11/15/34	580,000	563,296

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(b)	3.00%	07/15/51	$1,099,000	$971,406
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(c)	4.25%	08/15/36	946,000	823,493
Natixis Commercial Mortgage Securities Trust,	1M CME TERM	01/15/39	2,084,266	1,980,053
Series 2022-JERI, Class A(b)(c) PRM7 Trust, Series 2025-PRM7, Class F(b)(c)(d)	SOFR + 1.55% 7.86%	11/10/42	7,330,000	7,196,594
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)(d)	1M CME TERM SOFR + 5.00%	02/15/39	10,530,287	10,567,143
SMRT, Series 2022-MINI, Class E(b)(c)(d)	1M CME TERM SOFR + 2.70%	01/15/39	5,740,000	5,721,632
SMRT, Series 2022-MINI, Class F(b)(c)(d)	1M CME TERM SOFR + 3.35%	01/15/39	1,000,000	991,500
VCP Tyler Pref, LLC(h)	13.50%	02/28/26	2,293,916	2,293,916
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A(b)(c)(d)	1.96%	06/25/28	844,646	716,597
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(c)(d)	9.73%	04/25/54	423,930	434,825
Velocity Commercial Capital Loan Trust, Series 2024-6, Class M3(b)(c)	6.92%	06/25/34	743,861	746,167
Velocity Commercial Capital Loan Trust, Series 2025-1, Class A(b)(c)	6.03%	07/25/32	6,753,406	6,860,110
Velocity Commercial Capital Loan Trust, Series 2025-1, Class M1(b)(c)(d)	6.68%	02/25/55	749,041	760,576
Velocity Commercial Capital Loan Trust, Series 2025-3, Class A(b)(c)(d)	5.87%	06/25/55	2,446,023	2,473,419
Velocity Commercial Capital Loan Trust, Series 2025-4, Class A(b)(c)(d)	5.19%	06/25/25	2,534,843	2,534,589
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A(b)(c)	5.32%	06/25/33	5,727,642	5,733,942
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class F(b)	3.32%	11/15/47	1,584,000	1,512,879
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class G(b)	3.32%	11/15/47	1,103,304	974,438
Wilmot Plaza Mezz Loan, Class F(h)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$121,830,604

TOTAL MORTGAGE-BACKED SECURITIES (Cost $477,065,714)				$483,120,184

ASSET-BACKED SECURITIES (41.05%)

Automobile (17.51%)
ACC Trust, Series 2022-1, Class C(b)	3.24%	10/20/52	854,095	126,491
ACM Auto Trust 2024-2, Series 2024-2A, Class B(b)	9.21%	04/20/26	500,000	507,650
ACM Auto Trust 2025-1, Series 2025-1A, Class B(b)	7.87%	11/20/31	750,000	761,550
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(c)	6.40%	01/25/35	€77,010	88,824
Arivo Acceptance Auto Loan Receivables Trust 2024-1, Series 2024-1A, Class D(b)	12.55%	01/15/28	$1,792,000	2,005,427
Arivo Acceptance Auto Loan Receivables Trust 2025-1, Series 2025-1A, Class E(b)(d)	7.30%	07/15/29	795,000	789,991
Asset-Backed European Securitisation Transaction Twenty-Three Sarl, Series 2024-23, Class M(c)	1M EUR L + 6.20%	03/21/34	€841,017	1,020,833
Auto ABS Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(c)	1M EUR L + 4.25%	02/28/32	151,156	182,075
Auto Abs Spanish Loans FT, Series 2022-1, Class E(c)	1M EUR L + 5.25%	02/28/30	846,472	1,016,104
Auto ABS Spanish Loans FT, Series 2024-1, Class D(c)	1M EUR L + 2.90%	09/28/38	1,235,641	1,472,557
Auto ABS Spanish Loans FT, Series 2024-1, Class E(c)	1M EUR L + 4.00%	09/28/38	354,397	425,838
AutoFlorence 2 Srl, Series 2021-2, Class F	5.00%	12/24/44	15,162	17,567
Autoflorence 4 Srl, Series 2025-4, Class D(c)	1M EUR L + 4.96%	12/24/44	1,949,000	2,312,977
Autonoria DE 2025 FCT, Series 2025-DE, Class G(c)(d)	1M EUR L + 5.14%	04/25/46	3,900,000	4,625,551
Autonoria Spain 2021 FT, Series 2021-SP, Class G(c)	5.25%	01/31/39	126,486	147,120
Autonoria Spain 2022 FT, Series 2022-SP, Class G(c)	1M EUR L + 12.00%	01/31/40	1,220,177	1,562,442
Autonoria Spain 2023 FT, Series 2023-SP, Class F(c)	1M EUR L + 6.90%	09/30/41	495,665	621,172
Autonoria Spain 2025 FT, Series 2025-SP, Class F(c)(d)	1M EUR L + 3.76%	04/30/43	3,400,000	4,070,460
Autonoria Spain 2025 FT, Series 2025-SP, Class G(c)(d)	1M EUR L + 5.38%	04/30/43	800,000	953,293
Bbva Consumer Auto Fondo De Titulizacion, Series 2022-1, Class E(c)	3M EUR L + 8.00%	02/17/36	266,858	333,543
Bbva Consumer Auto FT, Series 2024-1, Class D(c)	3M EUR L + 5.40%	04/21/37	285,949	351,125
Bbva Consumer Auto FT, Series 2024-1, Class E(c)	3M EUR L + 8.20%	04/21/37	1,200,984	1,487,268
Bbva Consumer Auto FT, Series 2024-1, Class Z(c)	3M EUR L + 7.90%	04/21/37	517,849	625,190
Cardiff Auto Receivables Securitisation PLC, Series 2024-1, Class E(c)	SONIA IR + 4.25%	08/20/31	£1,976,000	2,732,408

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Series 2023-N1, Class E(b)	10.46%	03/10/28		$3,645,000	$3,956,647
Carvana Auto Receivables Trust, Series 2023-N4, Class E(b)(d)	9.56%	10/10/30		2,107,000	2,283,356
Carvana Auto Receivables Trust, Series 2024-N3, Class E(b)(d)	7.66%	09/10/29		1,250,000	1,270,375
Carvana Auto Receivables Trust, Series 2024-P4, Class R(b)(h)	N/A(g)	06/10/30		2,000	765,623
Carvana Auto Receivables Trust, Series 2025-P1, Class R(b)(h)	N/A(g)	03/10/33		1,400	689,649
Carvana Auto Receivables Trust, Series 2025-P2, Class XS(b)	N/A(g)	06/10/33		70,519	2,099,967
Carvana Auto Receivables Trust, Series 2025-P3, Class XS(b)	N/A(g)	03/10/31		70,519	6,267,617
Consumer Portfolio Services Auto Trust, Series 2025-A, Class E(b)	7.65%	03/15/29		1,000,000	1,036,200
ECARAT DE, Series 2024-1, Class F(c)	1M EUR L + 4.67%	11/25/35		€322,896	386,876
ECARAT DE SA Compartment, Series 2025-2, Class F(c)(d)	1M EUR L + 4.46%	02/25/37		2,100,000	2,496,911
ECARAT DE SA Compartment Lease, Series 2025-1, Class E(c)(d)	1M EUR L + 3.20%	05/25/34		7,700,000	9,202,860
ECARAT DE SA Compartment Lease, Series 2025-1, Class F(c)(d)	1M EUR L + 4.50%	05/25/34		3,300,000	3,997,736
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(b)	9.09%	02/16/27		$1,396,000	1,435,926
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(b)(d)	8.23%	03/15/30		3,961,000	4,081,018
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(b)	10.45%	04/15/30		1,989,000	2,121,268
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(b)(d)	11.61%	06/17/30		2,611,000	2,865,311
Exeter Automobile Receivables Trust 2024-2, Series 2024-2A, Class E(b)	7.98%	10/15/31		594,000	628,927
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class E(b)(d)	7.48%	09/15/29		2,780,000	2,901,764
Exeter Automobile Receivables Trust 2025-5, Series 2025-5A, Class E(b)	7.15%	06/15/33		1,226,000	1,251,991
FCT Autonoria DE 2023, Series 2023-DE, Class F(c)(d)	1M EUR L + 7.50%	01/26/43		€168,617	211,753
FCT Autonoria DE 2023, Series 2023-DE, Class G(c)(d)	1M EUR L + 10.50%	01/26/43		168,156	216,102
FinBe USA Trust 2025-1, Series 2025-1A, Class C(b)(d)	8.74%	06/15/28		$6,185,000	6,239,428
Flagship Credit Auto Trust, Series 2021-1, Class R(b)(h)	N/A(g)	04/17/28		2,740	103,979
Flagship Credit Auto Trust, Series 2022-2, Class E(b)	8.20%	06/15/29		926,000	150,568
Flagship Credit Auto Trust, Series 2022-4, Class E(b)	12.66%	01/15/30		1,398,000	1,079,536
Flagship Credit Auto Trust, Series 2023-3, Class E(b)	9.74%	06/17/30		1,000,000	902,100
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(c)	3M EUR L + 12.00%	09/20/38		€217,410	277,775
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(c)	3M EUR L + 7.25%	09/22/39		1,229,190	1,552,685
Golden Bar Securitisation Srl, Series 2021-1, Class E(d)	2.75%	09/22/41		105,359	123,285
Golden Bar Securitisation Srl, Series 2023-2, Class D(c)(d)	3M EUR L + 5.70%	09/22/43		997,098	1,225,551
Golden Bar Securitisation Srl, Series 2023-2, Class E(c)(d)	3M EUR L + 8.50%	09/22/43		1,159,218	1,454,118
GRDN 2024-1 B	4.49%	12/31/49	SEK	21,649,028	2,455,722
Merchants Fleet Funding LLC, Series 2024-1A, Class E(b)	9.35%	01/20/28		$1,000,000	1,012,100
Metro Finance , Series 2025-2, Class E(c)(d)	1M BBSW + 2.70%	04/16/32	A$	2,490,000	1,737,738
Octane Receivables Trust 2024-2, Series 2024-2A, Class E(b)	9.04%	07/20/32		$750,000	813,825
Pony SA, Series 2024-1, Class E(c)	1M EUR L + 3.75%	08/14/28		€435,319	524,725
Prestige Auto Receivables Trust 2025-1, Series 2025-1A, Class E(b)	8.45%	05/15/29		$888,000	904,428
Red & Black Auto Germany 9 UG, Series 2022-9, Class D(c)	1M EUR L + 5.60%	09/15/31		€179,008	216,751
Research-Driven Pagaya Motor Asset Trust 2023-3, Series 2023-3A, Class C(b)	9.00%	01/26/32		$549,803	550,243
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2023-4A, Class C(b)(d)	9.00%	01/25/27		549,236	549,236
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2024-3A, Class D(b)(d)	9.04%	03/25/33		3,160,000	3,176,748
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class D(b)	10.18%	02/25/27		1,357,000	1,376,541
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class E(b)	12.00%	03/25/26		530,000	506,415
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class E(b)(d)	11.09%	02/27/34		5,182,000	5,252,993
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class F(b)(d)	12.00%	02/27/34		5,000,000	4,835,000
Research-Driven Pagaya Motor Asset Trust 2025-4, Series 2025-4A, Class E(b)(d)	10.74%	07/25/27		3,035,000	3,193,730

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(b)	10.04%	11/25/30		$2,046,336	$2,120,618
Research-Driven Pagaya Motor Trust 2025-5, Series 2025-5A, Class CERT(b)(h)	N/A(g)	06/26/34		3,097,000	5,197,326
Research-Driven Pagaya Motor Trust 2025-6, Series 2025-6A, Class E(b)	10.53%	08/25/34		4,102,000	4,133,585
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(b)	10.85%	01/18/30		500,000	525,050
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(c)	12.37%	10/31/33	DKK	6,086,142	975,717
SCF Rahoituspalvelut XIII DAC, Series 2024-13, Class E(c)	1M EUR L + 7.72%	02/25/29		€500,000	617,941
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D(d)	7.25%	02/25/35		712,951	845,841
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(c)	1M EUR L + 5.49%	09/20/38		127,469	147,432
Tricolor Auto Securitization Trust, Series 2025-2A, Class E(b)(h)	8.35%	04/15/31		$600,000	60,480
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class E(b)(h)	10.44%	04/15/27		700,000	183,400
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class F(b)(h)	16.56%	04/15/27		700,000	109,340
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class E(b)(h)	8.64%	07/15/30		1,400,000	352,660
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class F(b)(h)	13.51%	11/15/32		1,320,000	199,452
Trustee for Metro Finance , Series 2023-1, Class E(c)	1M BBSW + 7.00%	02/18/29	A$	365,446	258,759
Trustee for Metro Finance , Series 2023-1, Class F(c)	1M BBSW + 8.75%	02/18/29		237,046	168,488
United Auto Credit Securitization Trust, Series 2022-1, Class E(b)(d)	5.00%	11/10/28		$885,938	879,382
United Auto Credit Securitization Trust, Series 2023-1, Class E(b)	10.98%	09/10/29		529,000	561,057
United Auto Credit Securitization Trust, Series 2024-1, Class E(b)	10.45%	06/10/27		2,554,000	2,665,610
United Auto Credit Securitization Trust, Series 2025-1, Class E(b)	7.71%	03/10/28		1,185,000	1,202,894
USASF Receivables LLC, Series 2021-1A, Class D(b)	4.36%	03/15/27		1,125,000	5,512
Veros Auto Receivables Trust, Series 2025-1, Class D(b)(d)	8.79%	05/17/32		1,583,000	1,647,903
Veros Auto Receivables Trust, Series 2026-1, Class D(b)	5.66%	07/15/31		2,262,000	2,300,228
Veros Auto Receivables Trust, Series 2026-1, Class E(b)	7.74%	07/15/31		1,131,000	1,157,239
Total Automobile					$144,936,467

Consumer (16.72%)
ACHV ABS Trust, Series 2024-3AL, Class E(b)(d)	7.00%	12/26/31		691,445	683,286
ACHV ABS TRUST, Series 2023-4CP, Class E(b)	10.50%	07/25/26		756,356	764,676
Affirm Asset Securitization Trust, Series 2024-A, Class 1E(b)	9.17%	02/17/26		1,500,000	1,503,900
Affirm Asset Securitization Trust, Series 2025-X2, Class CERT(b)(h)	N/A(g)	10/15/30		31,818	3,239,266
Aurorus 2023 BV, Series 2023-1, Class E(c)	1M EUR L + 5.35%	08/13/49		€481,621	578,251
Aurorus 2023 BV, Series 2023-1, Class F(c)	1M EUR L + 7.35%	08/13/49		299,516	360,960
Aurorus 2023 BV, Series 2023-1, Class G(c)	1M EUR L + 9.10%	08/13/49		308,501	374,315
Brignole Co., Series 2024-2024, Class D(c)(d)	1M EUR L + 4.00%	02/24/42		309,430	371,953
Brignole Co., Series 2024-2024, Class E(c)(d)	1M EUR L + 5.75%	02/24/42		588,685	720,420
Brignole Co., Series 2024-2024, Class F(c)	1M EUR L + 7.48%	02/24/42		289,484	351,103
Brignole CQ, Series 2024-2024, Class X(c)	1M EUR L + 3.09%	09/24/40		479,399	570,122
Cherry Securitization Trust 2025-1, Series 2025-1A, Class C(b)	9.34%	11/15/32		$750,000	771,675
Compartment BL Consumer Credit 2024, Series 2024-1, Class E(c)	1M EUR L + 4.10%	03/25/27		€438,000	527,958
Compartment BL Consumer Credit 2024, Series 2024-1, Class F(c)	1M EUR L + 5.80%	03/25/27		462,000	557,435
Equify ABS 2024-1 LLC, Series 2024-1A, Class D(b)	7.77%	05/15/28		$500,000	504,600
FCT Noria 2021, Series 2021-1, Class F(c)	1M EUR L + 3.70%	10/25/49		€147,861	176,247
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		258,757	306,159
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		464,765	547,755
FTA Santander Consumo 6, Series 2024-6, Class E(c)	3M EUR L + 5.50%	09/21/29		5,435,566	6,615,154
FTA Santander Consumo 6, Series 2024-6, Class F(c)	3M EUR L + 8.10%	03/21/27		2,154,017	2,583,122
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class D(c)	3M EUR L + 3.40%	02/25/34		364,605	436,503
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class E(c)	3M EUR L + 5.35%	02/25/34		1,312,579	1,576,708
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(c)	3M EUR L + 8.00%	06/28/33		154,149	194,662
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 3, Series 2025-3, Class E(c)(d)	3M EUR L + 3.30%	10/25/35		3,391,179	4,029,314

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Home Improvement Solutions Trust 2024-1, Series 2024-1A, Class C(b)	8.94%	04/20/33		$825,406	$854,790
GoodLeap Home Improvement Solutions Trust 2025-1, Series 2025-1A, Class C(b)	7.83%	02/20/49		1,075,822	1,092,498
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class E(b)(d)	8.75%	10/27/59		465,728	487,477
GreenSky Home Improvement Issuer Trust 2025-1, Series 2025-1A, Class E(b)(d)	8.65%	03/25/60		1,240,000	1,281,788
GreenSky Home Improvement Issuer Trust 2025-2, Series 2025-2A, Class E(b)(d)	7.79%	06/25/60		1,000,000	1,026,500
Latitude Australia Credit Card Master Trust, Series 2024-2, Class E(c)	1M BBSW + 4.20%	03/22/29		A$ 879,000	615,771
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(b)	8.45%	10/15/29		$517,000	171,282
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(b)(h)	N/A(g)	09/15/31		1,686	22,025
Noria DE 2024, Series 2024-DE1, Class F(c)	1M EUR L + 4.50%	02/25/43		€779,446	939,161
Oportun Funding Trust, Series 2024-3, Class D(b)	9.60%	01/18/28		$800,000	810,800
Pagaya AI Debt Grantor Trust, Series 2024-5, Class D(b)	12.97%	05/15/26		498,858	512,228
Pagaya AI Debt Grantor Trust, Series 2025-5, Class E(b)(d)	9.70%	03/15/33		3,096,880	3,143,334
Pagaya AI Debt Grantor Trust, Series 2025-5, Class F(b)(d)	12.00%	03/15/33		1,199,954	1,178,714
Pagaya AI Debt Grantor Trust, Series 2025-R3, Class E(b)(d)	8.93%	01/18/33		2,449,000	2,460,021
Pagaya AI Debt Grantor Trust 2024-6 and Pagaya AI Debt Trust, Series 2024-6, Class D(b)	11.35%	06/15/26		512,084	522,274
Pagaya AI Debt Selection Trust, Series 2024-7, Class D(b)(d)	10.90%	12/15/31		542,572	559,337
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(c)(e)(h)	N/A(g)	05/17/27		510,470	1,088
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(b)	4.09%	11/15/27		35,766	35,458
Pagaya AI Debt Trust, Series 2023-8, Class E(b)(d)	11.50%	06/16/31		2,498,395	2,507,140
Pagaya AI Debt Trust, Series 2024-1, Class C(b)	8.34%	07/15/31		192,752	194,622
Pagaya AI Debt Trust, Series 2024-1, Class E(b)(d)	11.50%	07/15/31		2,499,375	2,539,615
Pagaya AI Debt Trust, Series 2024-2, Class D(b)	9.00%	08/15/31		139,290	140,182
Pagaya AI Debt Trust, Series 2024-2, Class E(b)(d)	11.50%	08/15/31		2,451,910	2,517,375
Pagaya AI Debt Trust, Series 2024-3, Class D(b)	9.00%	03/15/26		287,903	289,947
Pagaya AI Debt Trust, Series 2024-3, Class E(b)	11.50%	10/15/31		5,500,000	5,551,150
Pagaya AI Debt Trust, Series 2025-4, Class E(b)(d)	11.60%	01/17/33		14,999,467	15,467,450
Pagaya AI Debt Trust, Series 2025-R1, Class E(b)	12.11%	06/15/32		195,698	196,696
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-1, Class E(b)(d)	11.28%	01/20/33		3,000,000	3,092,100
PAID 2026-1 D(b)	5.74%	09/15/33		3,977,000	3,977,000
PAID 2026-1 E(b)	9.23%	09/15/33		5,052,000	5,052,000
Plenti PL-Green ABS Trust, Series 2024-1, Class F(c)	1M BBSW + 7.80%	06/11/35	A$	389,699	273,079
Plenti PL-Green ABS Trust, Series 2024-2, Class F(c)	1M BBSW + 4.90%	04/11/36		894,122	625,242
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class D(b)	11.24%	07/16/29		$500,000	508,500
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class E(b)	15.49%	07/16/29		1,000,000	975,700
Purchasing Power Funding LLC, Series 2024-A, Class E(b)	10.18%	08/15/28		500,000	502,850
Quarzo Srl, Series 2024-1, Class D(c)	3M EUR L + 3.70%	06/15/41		€331,635	398,173
RCKT Trust 2025-PL1, Series 2025-1A, Class E(b)	7.12%	07/25/34		$1,750,000	1,764,350
RCKT Trust 2025-PL1, Series 2025-1A, Class R1(b)(h)	N/A(g)	07/25/34		328,000	3,079,030
RCKT Trust 2025-PL2, Series 2025-2A, Class R1(b)(h)	N/A(g)	11/27/34		164,000	1,376,707
Republic Finance Issuance Trust, Series 2024-B, Class D(b)(d)	8.83%	11/20/37		2,084,000	2,136,725
SABADELL CONSUMO 2 FDT, Series 2022-2, Class E(c)	1M EUR L + 7.75%	12/24/34		€525,158	652,274
Sunbit Asset Securitization Trust, Series 2025-1, Class D(b)	7.92%	02/15/28		$4,140,000	4,204,170
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class E(c)(d)	1M EUR L + 8.50%	07/27/29		€533,979	663,357
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class F	15.00%	07/27/29		97,087	123,376
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class D(c)	1M EUR L + 4.00%	10/27/42		953,900	1,168,946
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class E(c)	1M EUR L + 5.65%	10/27/42		660,392	799,474

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class F(c)	1M EUR L + 8.50%	10/27/42		€660,392	$813,424
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class D(c)(d)	1M EUR L + 3.00%	10/27/43		2,000,000	2,376,349
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class E(c)(d)	1M EUR L + 4.40%	10/27/43		1,100,000	1,306,992
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class F(c)	1M EUR L + 5.39%	10/27/43		4,400,000	5,195,072
UPG HI Issuer Trust, Series 2025-2, Class C(b)	8.80%	04/25/32		1,367,000	1,361,259
Upgrade Master Pass-Thru Trust, Series 2025-P1, Class CERT(b)(h)	N/A(g)	01/15/30		2,000,000	1,198,866
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(b)(h)	N/A(g)	04/20/30		2,000,000	438,115
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(b)(h)	N/A(g)	03/20/28		5,000,000	6,360
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(b)(h)	N/A(g)	11/20/26		1,150,718	2,728
Upstart Pass-Through Trust, Series 2020-ST5, Class CERT(b)(h)	N/A(g)	12/20/26		10,000,000	40,124
Upstart Pass-Through Trust, Series 2021-ST1, Class CERT(b)(h)	N/A(g)	02/20/27		8,571,429	71,400
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT(b)(h)	N/A(g)	07/20/27		8,621,000	419,831
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT(b)(h)	N/A(g)	07/20/27		5,172,000	305,680
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT(b)(h)	N/A(g)	09/20/29		7,000,000	541,749
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT(b)(h)	N/A(g)	10/20/29		2,966,000	293,347
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(b)(h)	N/A(g)	11/20/29		1,000,000	139,445
Upstart Securitization Trust, Series 2024-1, Class C(b)	8.68%	11/20/34		1,867,000	1,984,621
Upstart Securitization Trust, Series 2021-4, Class CERT(b)(h)	N/A(g)	09/20/31		6,175	674,287
Upstart Securitization Trust, Series 2022-1, Class C(b)	5.71%	03/20/32		243,122	131,772
Upstart Securitization Trust, Series 2022-2, Class C(b)	8.43%	05/20/32		1,249,339	1,050,569
Upstart Securitization Trust, Series 2023-1, Class C(b)	11.10%	02/20/33		700,461	705,084
Upstart Securitization Trust, Series 2023-2, Class C(b)(d)	11.87%	04/20/28		448,000	476,314
Upstart Securitization Trust, Series 2023-2, Class C(b)(d)	11.87%	06/20/33		1,119,000	1,189,721
Upstart Securitization Trust, Series 2025-1, Class C(b)	9.27%	04/20/35		1,028,000	1,094,923
Upstart Securitization Trust, Series 2025-2, Class D(b)(d)	8.00%	06/20/35		2,433,000	2,483,363
Upstart Securitization Trust, Series 2025-3, Class D(b)(d)	7.41%	09/20/35		1,369,000	1,397,475
Upstart Securitization Trust, Series 2025-4, Class D(b)	7.67%	11/20/35		2,734,000	2,749,584
Upstart Structured Pass-Through Trust, Series 2022-4A, Class C(b)	10.90%	11/15/30		2,945,118	2,988,705
UPX HIL Issuer Trust, Series 2025-1, Class C(b)	7.67%	06/25/32		741,000	755,894
Zip Master Trust, Series 2024-2, Class E(c)	1M BBSW + 6.00%	09/10/27	A$	740,000	527,732
Zip Master Trust, Series 2025-1, Class E(c)(d)	1M BBSW + 4.00%	07/10/28		1,140,000	797,577
Total Consumer					$138,355,682

Other Asset-Backed Securities (6.82%)
Avant Loans Funding Trust, Series 2025-REV1, Class D(b)	8.39%	05/15/34		$4,768,000	4,872,419
BBVA Consumo FTA, Series 2025-1, Class E(c)	3M EUR L + 6.00%	08/21/38		€974,866	1,178,904
CFG Investments, Ltd., Series 2025-1, Class B(b)(d)	9.16%	07/25/29		$2,343,000	2,405,089
Conn's Receivables Funding LLC, Series 2024-A, Class B(b)	9.80%	01/16/29		220,303	221,515
Conn's Receivables Funding LLC, Series 2024-A, Class C(b)	10.34%	01/16/29		1,080,000	591,516
Flagstar Bank NA(c)(d)	3M CME TERM SOFR + 3.04%	11/06/28		8,612,000	8,335,514
Foundation Finance Trust 2025-2, Series 2025-2A, Class E(b)(d)	8.35%	04/15/52		1,338,000	1,349,105
Island Finance Trust 2025-1, Series 2025-1A, Class B(b)	7.95%	03/19/35		750,000	759,150
Island Finance Trust 2025-1, Series 2025-1A, Class C(b)	10.00%	03/19/35		802,000	821,088
Mariner Finance Issuance Trust 2025-A, Series 2025-AA, Class E(b)(d)	8.64%	07/20/30		750,000	780,975
MMP Capital LLC, Series 2025-A, Class C(b)	8.41%	12/15/31		750,000	765,300
National Collegiate Student Loan Trust, Series 2005-3, Class B(c)	1M CME TERM SOFR + 0.61%	07/27/37		1,807,437	1,503,426
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(b)(h)	N/A(g)	07/15/69		2,514	646,612
NMEF Funding LLC, Series 2025-B, Class E(b)(d)	7.66%	01/18/33		3,500,000	3,575,950
NOW Trust, Series 2025-1, Class E(c)	1M BBSW + 3.50%	02/14/34	A$	1,190,000	830,900
NOW Trust, Series 2025-2, Class E(c)(d)	1M BBSW + 2.80%	09/14/29		2,320,000	1,619,097
NP SPE IX LP, Series 2019-1A, Class A2(b)(d)	3.24%	09/20/26		$3,367,509	3,029,411

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
ASSET-BACKED SECURITIES (continued)
NP SPE X LP, Series 2021-1A, Class A1(b)	2.23%	09/19/26	$1,030,179	$829,912
Oportun Funding Trust, Series 2025-1, Class D(b)	8.27%	08/16/32	750,000	755,775
Oportun Issuance Trust, Series 2025-B, Class E(b)(d)	9.40%	05/09/33	2,250,000	2,258,550
SBL Holdings, Inc.(b)(c)(d)(i)	5Y US TI + 5.62%	12/31/99	6,305,000	6,039,472
SoFi Professional Loan Program, Series 2018-D, Class R1(b)(h)	N/A(g)	02/25/48	27,236	172,671
SoFi Professional Loan Program, Series 2019-A, Class R1(b)(h)	N/A(g)	06/15/48	32,016	171,197
SoFi Professional Loan Program, Series 2020-A, Class R1(b)(h)	N/A(g)	05/15/46	25,381	285,871
SoFi Professional Loan Program, Series 2020-B, Class R1(b)(h)	N/A(g)	05/15/46	15,664	294,334
SoFi Professional Loan Program, Series 2021-A, Class R1(b)(h)	N/A(g)	08/17/43	35,142	228,703
SoFi Professional Loan Program, Series 2021-B, Class R1(b)(h)	N/A(g)	02/15/47	14,625	353,999
Stream Innovations 2025-1 Issuer Trust, Series 2025-1A, Class D(b)(d)	8.40%	09/15/45	2,312,171	2,384,079
Sunrise Spv 97 Srl, Series 2025-2, Class E(c)(d)	1M EUR L + 2.85%	10/27/50	€3,860,000	4,599,639
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class D(b)	8.90%	03/15/28	$3,020,000	3,111,204
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class E(b)(d)	11.53%	06/15/28	1,322,000	1,409,120
Youni Italy Srl, Series 2025-1, Class X(c)	1M EUR L + 4.00%	04/25/35	€182,915	218,703
Total Other Asset-Backed Securities				$56,399,200

TOTAL ASSET-BACKED SECURITIES (Cost $347,701,514)				$339,691,349

CORPORATE BONDS (0.33%)
Arbor Realty SR, Inc.(b)	8.50%	12/15/28	$961,000	940,623
Bread Financial Holdings, Inc.(b)(c)	5Y US TI + 4.30%	06/15/35	729,000	749,029
Velocity Commercial Capital LLC(b)	9.38%	02/15/31	1,011,000	1,026,935

TOTAL CORPORATE BONDS (Cost $2,725,995)				$2,716,587

COLLATERALIZED LOAN OBLIGATIONS (12.11%)(c)
AB BSL CLO 7, Ltd., Series 2026-7A, Class D1(b)	3M CME TERM SOFR + 2.85%	01/15/39	$988,000	$988,000
AB BSL CLO 7, Ltd., Series 2026-7A, Class E(b)	3M CME TERM SOFR + 5.60%	01/15/39	779,000	779,000
AGL CLO 24, Ltd., Series 2025-24A, Class ER(b)	3M CME TERM SOFR + 6.84%	03/31/38	1,916,000	1,906,803
Antares CLO 2019-1, Ltd., Series 2026-1A, Class A2RR(b)	3M CME TERM SOFR + 1.60%	04/20/39	8,179,000	8,179,000
Apex Credit Clo 13, Ltd., Series 2026-13A, Class A2	3M CME TERM SOFR + 1.67%	01/22/39	1,650,000	1,650,000
Apex Credit Clo 13, Ltd., Series 2026-13A, Class E(b)	3M CME TERM SOFR + 7.50%	01/22/39	3,235,000	3,137,950
Arini US CLO IV, Ltd., Series 2026-4A, Class D(b)	3M CME TERM SOFR + 2.95%	01/15/39	1,281,000	1,281,000
Arini US CLO IV, Ltd., Series 2026-4A, Class E(b)	3M CME TERM SOFR + 5.60%	01/15/39	750,000	750,000
Atlas Senior Loan Fund XXVII, Ltd., Series 2026-27A, Class D1(b)	3M CME TERM SOFR + 3.35%	01/22/39	5,569,000	5,569,000
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class F(b)	3M CME TERM SOFR + 7.86%	07/19/31	1,538,000	1,361,591
Bain Capital Credit CLO 2018-2, Series 2018-2X, Class F	3M CME TERM SOFR + 7.86%	07/19/31	192,000	169,978
Bain Capital Credit CLO 2020-4, Ltd., Series 2025-4A, Class ERR(b)	3M CME TERM SOFR + 6.75%	10/20/36	2,751,000	2,750,725
Benefit Street Partners CLO XXIII, Ltd., Series 2025-23A, Class ER(b)	3M CME TERM SOFR + 5.25%	04/25/34	750,000	744,900
Brant Point Clo 2023-2, Ltd., Series 2026-2A, Class ER(b)	3M CME TERM SOFR + 6.15%	01/29/39	3,031,000	3,031,000
Brant Point CLO 2025-9, Ltd., Series 2026-9A, Class A1(b)	3M CME TERM SOFR + 6.15%	01/20/39	10,000,000	10,000,000

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Bridge Street CLO II, Ltd., Series 2026-1A, Class A1R(b)	3M CME TERM SOFR + 1.26%	01/20/39	$7,534,000	$7,534,000
Bridge Street CLO II, Ltd., Series 2026-1A, Class ER(b)	3M CME TERM SOFR + 6.85%	01/20/39	2,087,000	2,066,130
CBAMR 2020-12R, Ltd., Series 2025-12A, Class D1R2(b)	3M CME TERM SOFR + 2.90%	01/20/39	4,538,000	4,538,000
Cedar Funding X CLO, Ltd., Series 2024-10A, Class ER2(b)	3M CME TERM SOFR + 6.75%	10/20/37	2,115,000	2,080,525
Chenango Park CLO, Ltd., Series 2018-1A, Class D(b)	3M CME TERM SOFR + 6.06%	04/15/30	751,000	746,644
Fortress Credit BSL XX, Ltd., Series 2026-3A, Class DR	3M CME TERM SOFR + 2.95%	01/23/37	3,436,000	3,436,000
Goldentree Loan Management US CLO 1, Ltd., Series 2025-1A, Class CR3	3M CME TERM SOFR + 1.60%	04/20/34	1,142,000	1,143,599
Goldentree Loan Management US CLO 1, Ltd., Series 2025-1A, Class DR3	3M CME TERM SOFR + 2.40%	04/20/34	1,215,000	1,217,916
Golub Capital Partners Clo 42M-R, Series 2026-42RA, Class A2R2	3M CME TERM SOFR + 1.70%	01/28/38	3,252,000	3,252,000
Harvest US CLO 2023-1, Ltd., Series 2026-1A, Class ER(b)	3M CME TERM SOFR + 6.10%	01/15/37	2,117,000	2,117,000
ICG US Clo 2021-1, Ltd., Series 2021-1A, Class E(b)	3M CME TERM SOFR + 6.59%	04/17/34	1,150,000	1,072,605
Invesco US CLO 2024-1, Ltd., Series 2024-1RA, Class ER(b)	3M CME TERM SOFR + 7.40%	04/15/37	1,795,000	1,750,843
Market Street CLO, Ltd. II, Series 2025-2A, Class D1(b)	3M CME TERM SOFR + 3.25%	03/20/38	2,182,000	2,195,310
Navesink CLO 2, Ltd., Series 2026-2A, Class D1R(b)	3M CME TERM SOFR + 3.65%	01/15/36	1,650,000	1,650,000
Northwoods Capital XV, Ltd., Series 2025-15A, Class ER3(b)	3M CME TERM SOFR + 7.25%	03/20/38	934,000	927,929
Ocean Trails CLO XV, Ltd., Series 2026-15A, Class D1R	3M CME TERM SOFR + 3.25%	04/15/26	955,000	972,668
OFSI BSL XI, Ltd., Series 2025-11A, Class D1RR	3M CME TERM SOFR + 3.71%	03/31/38	3,718,000	3,729,898
OHA Credit Funding 4, Ltd., Series 2019-4A, Class SUB(b)	N/A(g)	10/22/32	820,000	574,000
OZLM XI, Ltd., Series 2017-11X, Class ER	3M CME TERM SOFR + 8.71%	10/30/30	169,390	-
Palmer Square CLO 2020-3, Ltd., Series 2025-3A, Class DR3(b)	3M CME TERM SOFR + 6.50%	11/15/36	2,542,000	2,541,746
Polus US Clo III, Ltd., Series 2026-3A, Class D1(b)	3M CME TERM SOFR + 3.20%	01/20/39	2,049,000	2,049,000
Polus US Clo III, Ltd., Series 2026-3A, Class E(b)	3M CME TERM SOFR + 5.85%	01/20/39	1,591,000	1,575,090
Rad CLO 12, Ltd., Series 2025-12A, Class DR(b)	3M CME TERM SOFR + 6.65%	07/30/40	3,179,000	3,152,614
RR 7, Ltd., Series 2022-7A, Class C1B(b)	3M CME TERM SOFR + 3.10%	01/15/37	1,000,000	1,004,800
Signal Peak CLO 10, Ltd., Series 2025-10A, Class ER(b)	3M CME TERM SOFR + 5.75%	01/24/38	1,345,000	1,311,644
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(b)	3M CME TERM SOFR + 1.16%	11/05/35	529,000	79,350
TCW CLO 2025-2, Ltd., Series 2025-2A, Class E(b)	3M CME TERM SOFR + 6.25%	01/15/39	982,000	982,982
Venture 48 CLO, Ltd., Series 2025-48A, Class DR	3M CME TERM SOFR + 5.75%	10/20/36	3,447,000	3,446,655

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Whitebox CLO IV, Ltd., Series 2025-4A, Class D2R(b)	3M CME TERM SOFR + 6.00%	04/20/36		$750,000	$753,900

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $99,734,444)					$100,201,795

PRIVATE SECURED DEBT (4.79%)
Banco Invex, S.A., Series 2025-1, Tranche C	7.90%	08/28/34	MX$	54,000,000	3,100,651
BriteCap SPV 3 LLC, Loan Facility(c)(h)	1M CME TERM SOFR + 6.75%	06/30/27		$6,063,100	6,063,100
Bullock Legal Group, Loan Facility(h)(j)	1M CME TERM SOFR + 13.00%, 18.00% Floor	03/28/28		2,230,669	2,230,669
Cherry SPV VI LLC, Class B Facility(h)(j)	1M CME TERM SOFR + 10.50%	01/27/28		474,330	474,330
Experity Ventures SPV IV LLC, Series 2025-I, Class B	12.00%	06/22/37		3,425,000	3,435,617
Jonas Catalog Holdings I, LLC, Term Loan(h)(j)	11.00%	09/19/29		1,960,584	1,960,584
Matthew R. Stubbs, LLC, Tranche B Facility Interest(h)	12.00%	03/23/26		5,978,349	5,978,349
Mercury Broadband, LLC, Delayed Draw Term Loan 2025(h)(j)	1M CME TERM SOFR + 6.00%	01/09/31		838,500	838,500
Reach Consumer 2022-1, LLC, Class B Facility(h)(j)	1M CME TERM SOFR + 7.00%	11/27/27		995,000	995,000
RRRR Repo Funding Trust, Series 2025-1 Pass-Through Certificates(h)	14.00%	07/25/26		7,687,265	7,687,265
RSD Funding 2025, LLC, Participation Interest(h)(j)	12.00%	09/13/27		3,048,830	3,048,829
SWF Funding LLC, Loan Facility(c)(h)(j)	1M CME TERM SOFR + 8.00%	09/23/27		3,854,246	3,854,246

TOTAL PRIVATE SECURED DEBT (Cost $39,361,587)					$39,667,140

	Shares	Fair Value
EQUITY (3.72%)
Common Stocks (0.43%)
Apollo Commercial Real Estate Finance, Inc.	100,000	$1,081,000
Blackstone Mortgage Trust, Inc.	29,500	567,875
TPG RE Finance Trust, Inc.	211,740	1,912,012

Total Common Stocks		$3,560,887

Preferred Stocks (3.29%)(c)(i)(k)
Adamas Trust, Inc.	6.88%	50,000	$1,158,500
Brighthouse Financial, Inc.	6.60%	132,100	2,224,564
Brighthouse Financial, Inc.	5.38%	202,729	2,781,442
Chimera Investment Corp.	8.00%	45,526	1,067,330
Enstar Group, Ltd.	7.00%	33,335	800,040
KKR Real Estate Finance Trust, Inc.	6.50%	134,517	2,508,742
New York Mortgage Trust, Inc., Series D	8.00%	147,815	3,305,143
New York Mortgage Trust, Inc., Series E	7.88%	37,020	938,827
PPL Home Healthcare(h)	12.00%	3,000,000	3,000,000
Rithm Capital Corp.	6.38%	248,544	6,091,813
Rithm Capital Corp.	7.00%	42,774	1,055,235
TPG RE Finance Trust, Inc.	6.25%	127,534	2,335,148

Total Preferred Stocks			$27,266,784

TOTAL EQUITY (Cost $30,596,017)			$30,827,671

Description	Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS (10.25%)
United States Treasury Bill	3.63%	02/03/26	$5,000,000	$4,999,507
United States Treasury Bill	3.70%	02/26/26	50,000,000	49,879,570
United States Treasury Bill	3.77%	02/19/26	20,000,000	19,966,052
United States Treasury Bill	3.78%	02/24/26	10,000,000	9,977,967

TOTAL SHORT-TERM INVESTMENTS (Cost $84,807,103)				$84,823,096

	7-Day		Fair
	Yield	Shares	Value
MONEY MARKET FUNDS (5.76%)
BlackRock Liquidity Funds T-Fund	3.59%	41,752,725	$41,752,725
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3.56%	2,443,933	2,443,933
BNY Mellon U.S. Treasury Fund, Institutional Class	3.56%	3,481,380	3,481,380

TOTAL MONEY MARKET FUNDS (Cost $47,678,038)			$47,678,038

Fair Value
TOTAL INVESTMENTS (136.38%) (Cost $1,129,670,412)	1,128,725,860

Liabilities in Excess of Other Assets (-36.38%)(l)	(301,114,894)
NET ASSETS (100.00%)	$827,610,966

Percentages above are stated as a percentage of net assets as of January 31, 2026

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Over Night Index Average

BBSW - Bank Bill Swap Rate

SOFR - Secured Overnight Financing Rate

Reference Rates as of January 31, 2026:

1M EUR L - 1 Month EURIBOR was 1.97%

3M EUR L - 3 Month EURIBOR was 2.03%

1M BBSW - 1 Month BBSW was 3.68%

5Y US TI - US Treasury Yield was 3.79%

30D US SOFR - 30 Day US SOFR was 3.68%

12M US FED – 12 Month US FED was 3.86%

1M CME TERM SOFR - CME Term SOFR 1 Month was 3.67%

3M CME TERM SOFR - CME Term SOFR 3 Month was 3.66%

SONIA - SONIA Overnight Interest Rate was 3.73%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of January 31, 2026, the aggregate market value of those securities was $628,862,176, representing 75.99% of net assets.

(c)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	On January 31, 2026, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $398,892,310.
(e)	Interest only security.

(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2026.
(g)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(h)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Perpetual maturity.
(j)	Securities have associated unfunded commitments of $5,254,000 to Reach Consumer 2022-1, LLC, Class B Facility $4,118,696 to SWF Funding LLC, Loan Facility, $1,325,670 to Cherry SPV VI LLC, Class B Facility $701,170 to RSD Funding 2025, LLC, Participation Interest, $769,331 to Bullock Legal Group, Loan Facility and $2,539,416 to Jonas Catalog Holdings I, $661,500 to Mercury Broadband, LLC, Delayed Draw Term Loan, respectively.
(k)	Non-income producing security.
(l)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CMBX BBB-Index, Series 15	Morgan Stanley	3.00%	USD	11/18/64	6.56%	$7,000,000	$(937,534)	$1,300,625	$363,091
Markit CMBX BB Index, Series 14	Morgan Stanley	5.00%	USD	12/16/72	19.89%	2,000,000	(648,333)	808,750	160,417
							$(1,585,867)	$2,109,375	$523,508

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 45	ICE	5.00%	USD	12/20/30	2.96%	$72,857,090	$6,116,536	$(4,825,721)	$1,290,815
							$6,116,536	$(4,825,721)	$1,290,815

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - BUY PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 44	ICE	5.00%	USD	6/20/30	2.72%	$38,501	$(3,321)	$2,694	$(627)
Markit CDX NA High Yield Index, Series 41	ICE	5.00%	USD	12/20/28	2.30%	5,940	(425)	307	(118)
Markit CDX NA High Yield Index, Series 43	ICE	5.00%	USD	12/20/29	2.67%	1,486	(117)	59	(58)
							$(3,863)	$3,060	$(803)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Unrealized Appreciation/(Depreciation)
Receive	LCH Ltd.	SOFR	06/20/2032	$1,911,000	USD	3.63%	$77
Pay	LCH Ltd.	SOFR	06/20/2029	21,700,000	USD	4.01%	405,279
Pay	LCH Ltd.	SOFR	04/04/2030	48,000	USD	4.06%	974
Pay	LCH Ltd.	SOFR	04/04/2028	415,000	USD	4.20%	7,181
Pay	LCH Ltd.	SOFR	04/05/2027	21,000	USD	4.35%	218
							$413,729

Receive	LCH Ltd.	SOFR	06/20/2030	$45,380,000	USD	3.58%	$(164,157)
Receive	LCH Ltd.	SOFR	06/20/2027	33,775,000	USD	3.59%	(78,941)
Receive	LCH Ltd.	SOFR	06/20/2030	2,390,000	USD	3.97%	(46,347)
Receive	LCH Ltd.	SOFR	06/20/2028	34,306,000	USD	4.08%	(551,969)
Receive	LCH Ltd.	SOFR	04/04/2029	29,896,000	USD	4.11%	(628,855)
Receive	LCH Ltd.	SOFR	06/20/2027	300,000	USD	4.21%	(3,218)
							$(1,473,487)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	74	March 2026	$(15,428,422)	$(12,946)
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	879	March 2026	(95,749,196)	514,484
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	110	March 2026	(12,301,094)	154,568
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	91	March 2026	(6,344,520)	(299,043)
EUR/BOB CURRENCY	Wells Fargo Securities, LLC	Short	4	March 2026	(553,548)	(858)
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	484	March 2026	(71,952,650)	(1,065,731)
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	439	March 2026	(37,581,143)	(954,722)
MXN/USD CURRENCY	Wells Fargo Securities, LLC	Short	108	March 2026	(3,088,800)	(151,936)
SEK/USD CURRENCY	Wells Fargo Securities, LLC	Short	12	March 2026	(2,706,000)	(114,030)
					(245,705,373)	$(1,930,214)

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Quarterly Consolidated
1WS Credit Income Fund	Schedule of Investments

January 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (“Shares”). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (“NAV”) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing in a wide array of predominantly structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. 1WS Credit also wholly owns and consolidates 1WSCIF REIT, LLC (the “REIT SPV”), a Delaware limited liability company formed on February 21, 2024, to make certain real estate investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the REIT SPV pursuant to a limited liability agreement dated February 21, 2024. The REIT SPV completed a private placement of 125 shares of Class A Non-Voting Preferred Units (the “Preferred Units”) for aggregate gross proceeds of $125,000. The Preferred Units have a liquidation preference of $1,000 per share, plus an amount equal to accrued but unpaid dividends. The Preferred Units’ dividends are cumulative at a rate of 12.0% per annum of the initial $1,000 purchase price. Where context requires, the “Fund” includes the Fund, the Cayman Islands SPV and the REIT SPV.

1WS Capital Advisors, LLC (the “Adviser” or “1WS”) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (“OWS”), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019, and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule of investments and accompanying notes. The Adviser believes that the estimates utilized in preparing the schedule of investments are reasonable and prudent; however, actual results could differ from such estimates, and the differences could be material.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV and its investment in the REIT SPV because 1WS Credit is the sole shareholder of these entities. In accordance with ASC 810, Consolidation, the accompanying consolidated schedule of investments include the Cayman Islands SPV’s and REIT SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV and REIT SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

www.1wscapital.com

Notes to Quarterly Consolidated
1WS Credit Income Fund	Schedule of Investments

January 31, 2026 (Unaudited)

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the Consolidated Statement of Operations are recorded on a first-in, first-out basis. Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the Consolidated Statement of Operations.

The Fund may enter into derivative contracts for economic hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund's "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are continuously offered at NAV. The NAV per share of each class is determined daily. The Fund's NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund's NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1— Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2— Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3— Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Notes to Quarterly Consolidated
1WS Credit Income Fund	Schedule of Investments

January 31, 2026 (Unaudited)

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on the majority of its investments. These third-party pricing sources utilize a confluence of model driven analysis, matrix pricing as well as actual trade and market color to price investments. However, in certain circumstances where such pricing from the third-party sources is difficult or impractical to obtain, the Fund may fair value certain investments using internal manager marks. As of January 31, 2026, 3.58% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of January 31, 2026:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$355,129,936	$6,159,644	$361,289,580
Commercial Mortgage-Backed Securities	–	117,536,688	4,293,916	121,830,604
Asset-Backed Securities	–	318,026,005	21,665,344	339,691,349
Common Stocks	3,560,887	–	–	3,560,887
Corporate Bonds	–	2,716,587	–	2,716,587
Collateralized Loan Obligations	–	100,201,795	–	100,201,795
Private Secured Debt	–	6,536,268	33,130,872	39,667,140
Preferred Stocks	24,266,784	–	3,000,000	27,266,784
Short-Term Investments	84,823,096	–	–	84,823,096
Money Market Funds	47,678,038	–	–	47,678,038
Total	$160,328.805	$900,147,279	$68,249,776	$1,128,725,860
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$1,814,323	$–	$1,814,323
Interest Rate Swap Contracts	–	413,729	–	413,729
Future Contracts	669,052	–	–	669,052
Liabilities:
Credit Default Swap Contracts	$–	$(803)	$–	$(803)
Interest Rate Swap Contracts	–	(1,473,487)	–	(1,473,487)
Future Contracts	(2,599,266)	–	–	(2,599,266)
Total	$(1,930,214)	$753,762	$–	$(1,176,452)

There were no changes in valuation technique.

www.1wscapital.com

Notes to Quarterly Consolidated
1WS Credit Income Fund	Schedule of Investments

January 31, 2026 (Unaudited)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended January 31, 2026, of the Fund’s Level 3 portfolio investments:

	Commercial Mortgage-Backed Securities	Asset Backed Securities	Private Secured Debt	Residential Mortgage-Backed Securities	Preferred Stocks	Total
Balance as of October 31, 2025	$4,267,737	$21,567,750	$35,327,701	$–	$–	$61,163,188
Accrued discount/ premium	–	1,357,181	42,581	–	–	1,399,762
Net Realized Gain/(Loss)	–	–	1,828	–	–	1,828
Net Change in Unrealized Appreciation/(Depreciation)	–	(4,893,659)	148,413	43,644	60,000	(4,641,602)
Purchases	26,179	3,634,072	11,127,285	6,116,000	2,940,000	23,843,536
Sales Proceeds(1)	–	–	(6,980,668)	–	–	(6,980,668)
Transfer into Level 3(2)	–	–	–	–	–	–
Transfer out of Level 3(3)	–	–	(6,536,268)	–	–	(6,536,268)
Balance as of January 31, 2026	$4,293,916	$21,665,344	$33,130,872	$6,159,644	$3,000,000	$68,249,776
Net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments held at January 31, 2026	$–	$(4,893,659)	$(41,544)	$43,644	$60,000	$(4,831,559)

(1)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(2)	Transfer into Level 3 relates to portfolio investments valued using a third-party pricing source as of January 31, 2026, and broker pricing as of January 31, 2026.
(3)	Transfer out of Level 3 relates to portfolio investments valued using an internal manager mark as of January 31, 2026, and a third-party pricing source as of January 31, 2026.

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2026:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Residential Mortgage-Backed Securities	$6,159,644	Broker Pricing	Indicative Quotes	$100
Commercial Mortgage-Backed Securities	$4,293,916	Internal Model	Loss Severity analysis	$100(1)
Asset Backed Securities	$21,665,344	Broker Pricing	Indicative Quotes	$0.13 - $49,261(2)
Private Secured Debt	$33,130,872	Internal Model	Loss Severity analysis	$100(3)
Preferred Stocks	$3,000,000	Internal Model	Loss Severity analysis	$100(3)

(1)	Inputs are based on yields ranging from 11.78% - 27.39%
(2)	Input is based on the total market value of the outstanding position, of which the Fund owns 0.67% - 9.87%
(3)	Inputs are due to immaterial delinquencies on the underlying collateral.

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.